Fair Value Measurements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Private placement securities		$ 75,041	$ 50,046
Impairment on real estate held for sale	4,538
FHLB stock held		30,000	30,000
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Private placement securities		75,041	50,046
Private placement | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Private placement securities		5,461,205	3,902,925
Account balances and future policy benefit reserves
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funding agreement, balance		500,000	500,000
Amount of collateral		$ 655,031	$ 598,671